Personnel Expenses	12 Months Ended
Dec. 31, 2021
Disclosure Of Personnel Expenses [Abstract]
Personnel Expenses
35.	Personnel Expenses:

Personnel expenses for the year ended December 31, 2019, 2020 and 2021 are detailed as follows:

	2019	2020	2021
	MCh$	MCh$	MCh$

Remuneration	254,886	258,918	261,933
Bonuses, incentives and variable compensation	108,309	95,677	96,358
Gratifications	27,889	28,167	29,738
Lunch and health benefits	27,618	27,388	24,893
Staff severance indemnities	35,100	22,994	16,222
Training expenses	3,626	1,832	2,055
Other personnel expenses	18,171	22,200	19,753
Total	475,599	457,176	450,952